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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment  [ ]                   Amendment No.:  ________
    This Amendment (Check only one):           [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deborah Carlson
Address:   c/o Amelia Peabody Foundation
           One Hollis Street
           Wellesley, MA 02482

Form 13F File Number:   028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Deborah Carlson
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts     August 10, 2004

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.     Name

28-05989              Amelia Peabody Foundation


                                        -2-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     $969 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                        -3-
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                         DEBORAH CARLSON - JUNE 30, 2004

                           Form 13F Information Table


        COLUMN 1              COLUMN 2          COLUMN 3      COLUMN 4         COLUMN 5

     Name of Issuer        Title of Class        CUSIP         Value       Shrs or   Sh/ Put/
                                                              (X $1000)    Prn Amt   Prn Call
Amer Int'l Group               Common          026874107         21           300     SH

Beverly National               Common          088115100         52         2,100     SH

BP PLC Spon ADR                Common          055622104         27           500     SH

Bristol Meyers                 Common          110122108         12           500     SH

Cinergy Corp.                  Common          172474108         57         1,500     SH

CVS Corp.                      Common          126650100         29           700     SH

Dow                            Common          260543103         41         1,000     SH

DNP Select                     Common          23325P104         21         2,000     SH

Duke Energy                    Common          264399106         13           641     SH

Energy East Corp.              Common          29266M109         97         4,000     SH

Energy East Corp. Tr.        Preferred         29267G200         52         2,000     SH

Great Plains                   Common          391164100         89         3,000     SH

Honeywell                      Common          438516106         15           400     SH

HSBC Holdings                  Common          404280406         15           200     SH

IBM                            Common          459200101         26           300     SH

Johnson & Johnson              Common          478160104         28           500     SH

JP Morgan Chase                Common          46625H100         39         1,000     SH

Marsh & McLennon               Common          571748102         18           400     SH

Microsoft                      Common          594918104         23           800     SH

New Plan Excel                 Common          648053106         47         2,000     SH

Petroleo                       Common          71654V408         22           800     SH

Proctor & Gamble               Common          742718109         33           600     SH

Royal Dutch ADR                Common          780257804         52         1,000     SH

Stanley Works                  Common          854616109         46         1,000     SH

Teco Energy                    Common          872375100         36         3,000     SH

TransCanada                    Common          89353D107         20         1,000     SH

XL Capital Ltd                 Common          G98255105         38           500     SH


                                                                969


        COLUMN 1               COLUMN 6         COLUMN 7               COLUMN 8

     Name of Issuer           Investment         Other             Voting Authority
                              Discretion        Managers        Sole    Shared    None
Amer Int'l Group                Sole                              300    0        0

Beverly National                Sole                            2,100    0        0

BP PLC Spon ADR                 Sole                              500    0        0

Bristol Meyers                  Sole                              500    0        0

Cinergy Corp.                   Sole                            1,500    0        0

CVS Corp.                       Sole                              700    0        0

Dow                             Sole                            1,000    0        0

DNP Select                      Sole                            2,000    0        0

Duke Energy                     Sole                              641    0        0

Energy East Corp.               Sole                            4,000    0        0

Energy East Corp. Tr.           Sole                            2,000    0        0

Great Plains                    Sole                            3,000    0        0

Honeywell                       Sole                              400    0        0

HSBC Holdings                   Sole                              200    0        0

IBM                             Sole                              300    0        0

Johnson & Johnson               Sole                              500    0        0

JP Morgan Chase                 Sole                            1,000    0        0

Marsh & McLennon                Sole                              400    0        0

Microsoft                       Sole                              800    0        0

New Plan Excel                  Sole                            2,000    0        0

Petroleo                        Sole                              800    0        0

Proctor & Gamble                Sole                              600    0        0

Royal Dutch ADR                 Sole                            1,000    0        0

Stanley Works                   Sole                            1,000    0        0

Teco Energy                     Sole                            3,000    0        0

TransCanada                     Sole                            1,000    0        0

XL Capital Ltd                  Sole                              500    0        0
